Balance sheet details - Schedule Of Other Assets Non current (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total other noncurrent assets	$ 1,345	$ 1,353
DWave System [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in securities		1,169	$ 5
Long-term deposits		184	182
Total other noncurrent assets		$ 1,353	$ 187